SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3 SUMMARY OF MATERIAL ACCOUNTING POLICIES
The consolidated financial statements were prepared based on the information of Suzano and its subsidiaries on the same base date, except for subsidiaries Futuragene and Suzano Packaging and associates Biomas, Ensyn, Simplifyber and Spinnova, as well as in accordance with consistent accounting policies and practices.
The accounting policies have been consistently applied to all consolidated companies.
There were no changes on such policies and estimates calculation methodologies, except for the application of the new accounting policies presented in note 3.1, adopted as of January 1, 2024.
3.1 New accounting policies and changes in accounting policies adopted
The new standards and interpretations issued, until the issuance of the Company’s consolidated financial statements, are described below.
3.1.1 Amendments to IFRS 7 – Supplier financing agreements and IAS 7 Statement of cash flow
The changes now require the entity to disclose additional information about its supplier financing arrangements that allows users to assess the effects of these arrangements on the entity's liabilities and cash flows and on the entity's exposure to liquidity risk.
The disclosures required by the amendments, which would allow understanding of the effects of these agreements on liabilities, cash flows and liquidity include:
(a) the terms and conditions of the agreements;
(b) at the beginning and end of the reporting period: (i) the carrying values, and the associated items presented in the entity's balance sheet, of the financial liabilities that form part of a supplier financing agreement; (ii) the carrying amounts, and associated items, of the financial liabilities disclosed in accordance with item (i) for which suppliers have already received payment from financiers; and (iii) the range of due dates.
(c) the type and effect of non-cash changes in the carrying values of financial liabilities disclosed in accordance with paragraph (b)(i).
The Company assessed the content of this pronouncement and did not identify the need to disclose additional information, since (a) the terms and conditions of the agreements have not changed compared to the original conditions; (b) (i) the accounting amounts subject to advance payment are disclosed in Note 17; (ii) the decision to adhere to this transaction is exclusive to the suppliers, and the Company has no influence or management over the amounts received by suppliers from financial institutions; (iii) there was no change in due dates; and (c) there were no non-cash modifications to the supplier advance payment agreements.
3.1.2 Amendments to IFRS 16 – Lease liability in a sale and leaseback transaction
The amendments specify that, in measuring the lease liability subsequent to the sale and leaseback, the seller-lessee determines ‘lease payments’ and ‘revised lease payments’ in a way that does not result in the seller-lessee recognising any amount of the gain or loss that relates to the right of use that it retains.
The Company assessed the content of this pronouncement and did not identify any impact.
3.1.3 Amendments to IAS 1: Classification of liabilities as current or non-current and non-current liabilities with covenants
The changes improve the information provided by the entity when its right to defer the settlement of a liability for at least twelve months is subject to compliance with covenants.
The classification of liabilities as current or non-current is based on compliance with covenants that are required on the reporting date or before that date, but never in relation to future events, in addition to requiring disclosure of information in the explanatory notes that allow Users of financial statements assess the risk that the liability may become due within twelve months, including the agreed conditions (for example, their nature and the date by which the entity must comply with them), whether the entity would have complied with the conditions based on its circumstances at the end of the reporting period and how the entity expects to comply with the conditions after the end of the reporting period.
The Company assessed the content of this pronouncement and did not identify any impact.
3.1.4 IFRIC agenda decision - disclosure of revenues and expenses for reportable segments (IFRS 8)
In July 2024, the IASB approved an IFRIC agenda decision in relation to segment reporting. The decision deals with how an entity applies the requirements in paragraph 23 of IFRS 8 to disclose for each reportable segment specified amounts related to segment profit or loss.
The Company assessed the content of this pronouncement and included the cost of the product sold in note 28.
3.2 Accounting policies adopted
3.2.1 Financial statements
3.2.1.1 Consolidated financial statements
They are prepared using information from Suzano and its subsidiaries on the same base date, except for the subsidiaries Futuragene and Suzano Packaging and the affiliates Biomas, Ensyn, Simplifyber, which have a lag of less than three months in relation to the base date of these financial statements, in accordance with the provisions of CPC 18/IAS 28 and do not have a material effect on the consolidated result and, if any significant event occurred until December 31, 2024, the effect would be adjusted in the consolidated financial statements, as well as consistent accounting policies.
On December 31, 2024, Suzano had an investment in the associate Spinnova, in the amount of R$95,254, representing 18.77% of the equity of this associate. Up to the date of this report, the latest financial statements published for this investment were more than three months out of date. In these circumstances, the investment is measured based on the latest information available, with the necessary adjustments being made as a result of the effects of significant transactions and events, which have no material effect on the consolidated result.
The Company consolidates all subsidiaries over which it has direct or indirect control, i.e. when it is exposed to or has the right to variable returns on its investment with the investee and has the ability to direct the relevant activities of the investee.
In addition, all transactions and balances between Suzano and its subsidiaries, associates and joint operations were eliminated in consolidation, as well as the unrealized profits or losses arising from these transactions, net of tax effects, investments and the respective equity results.
The participation of non-controlling shareholders is highlighted.
3.2.2 Subsidiaries
These include all entities for which the Company has the power to govern the financial and operating policies, generally through a majority of voting rights. The Company controls an entity when the Company is exposed to, or has rights to, variable returns on its investment in the investee, and has the ability to affect those returns through its power over the entity.
Subsidiaries are consolidated from the date on which control is obtained and consolidated from the date on which control ceases.
3.2.3 Joint operations
These include all entities for which the Company maintains contractually established control over its economic activity, and exists only when the strategic, financial and operational decisions regarding the activity requiring the unanimous consent of the parties sharing control.
In the consolidated financial statements, the balance of assets, liabilities, revenue and expenses are recognized proportionally to the interest in joint operations.
3.2.4 Associated and joint ventures
These include all entities initially recognized at cost and adjusted thereafter for the equity method, being increased or reduced from its interest in the investee's income after the acquisition date.
In the investments in associates, the Company must have significant influence, which means the power to participate in the financial and operating policy decisions of the investee, without having control or joint control over those policies. In investments in joint ventures, there is a contractually agreed sharing of control through an arrangement, which exists only when decisions about the relevant activities requiring the unanimous consent of the parties sharing control.
3.2.5 Translation of financial statements into the functional and presentation currency
The Company has defined that, for all its wholly owned subsidiaries, the functional and presentation currency is the Brazilian Real, except for subsidiary Suzano Packaging, whose functional currency is the US Dollar, and for investments in associates abroad related to Ensyn Corporation, F&E Technologies LLC and Simplifyber, whose functional currency is the US Dollar, Spinnova and Woodspin, whose functional currency is the Euro. The accumulated gains or losses of which affect the conversion of the financial statements, which are recorded in other comprehensive income, in equity.
The individual financial information of each of the subsidiaries, included in the consolidated financial statement, are prepared in the local currency in which the subsidiary operates and are translated into the Company’s functional and presentation currency.
3.2.5.1 Transactions and balances in foreign currency
These are translated using the following criteria:
(i)Monetary assets and liabilities are translated at the exchange rate in effect at year-end;
(ii)Non-monetary assets and liabilities are translated at the historical rate of the transaction;
(iii)Revenue and expenses are translated based on monthly average rate; and
(iv)The cumulative effects of gains or losses upon translation are recognized in the other comprehensive income.
The cumulative translation adjustment (“CTA”) arising from the translation of a foreign operation previously recognized in other comprehensive income are reclassified from equity to profit or loss at the disposal of the operations. The total or partial disposal of interest in wholly-owned subsidiaries occurs through sale or dissolution, of all or part of operation.
3.2.6 Hyperinflationary economies
Entities based in Argentina, a country considered to have a hyperinflationary economy, are subject to the requirements of IAS 29 - Financial Reporting in Hyperinflationary Economies. Non-monetary items, as well as income and expenses, are adjusted by the changes in the inflation index between the initial recognition and the closing date, so the balances are stated at their current value.
However, the Company's wholly-owned subsidiary, based in Argentina, has the Real as its functional currency, and therefore is not considered an entity with a hyperinflationary currency, and does not present its individual financial statements in accordance with IAS 29 - Financial Reporting in Hyperinflationary Economies. The financial statements are presented at historical cost.
3.2.7 Business combinations
These are accounted for using the acquisition method when control is transferred to the acquirer. The cost of an acquisition is the sum of the consideration paid, evaluated based on the fair value at the acquisition date, and the amount of any non-controlling interest in the acquiree. For each business combination, the Company recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. The costs directly attributable to the acquisition are recorded as expenses when they are incurred, except for costs related to the issuance of debt instruments or equity instruments, which are presented as reductions in debt or equity, respectively.
In a business combination, assets acquired and liabilities assumed are evaluated in order to classify and allocate them, assessing the terms of the agreement, the economic circumstances and other conditions at the acquisition date.
Goodwill is initially measured as the excess of the consideration paid over the fair value of the net assets acquired. After initial recognition, goodwill is measured at cost, net of any accumulated impairment losses. For the purpose of impairment testing, the goodwill recognized in a business combination, as from the acquisition date, is allocated to each of the Company’s cash generating units.
Gains on an advantageous purchase are recognized immediately in the result. The borrowing costs are recorded in the income statement as they are incurred.
Contingent liabilities related to tax, civil and labor, classified in the acquired company as possible and remote risks, are recognized by the acquirer at their fair values.
Transactions involving the acquisition of shares with shared control over the net assets traded are evaluated in accordance with the complementary guidance to IFRS 3 - Business Combinations, IFRS 11 and IAS 28 - Investments in Associates and Joint Ventures to evaluate initial recognition criteria. For the investments defined based on the equity method, investments are initially recognized at cost. The carrying amount of the investment is adjusted for the recognition of changes in the Company's share of the acquirer's Shareholders' equity as at the acquisition date. Goodwill is measured and segregated from the carrying amount of the investment. Other intangible assets identified in the transaction shall be allocated in proportion to the interest acquired by the Company, based on the difference between the carrying amounts recorded in the acquired entity and its fair value assets, which may be amortized.
3.2.8 Segment information
An operating segment is a component of the Company that carries out business activities from which it can obtain revenue and incur expenses. The operating segments reflect how the Company’s management reviews the financial information used to make decisions. The Company’s management has identified two reportable segments, which meet the quantitative and qualitative disclosure requirements, in accordance with the current management model (note 28).
3.2.9 Cash and cash equivalents
Include cash on hand, bank deposits and highly liquid short-term investments with maturities, upon acquisition, of 90 days or less, which are readily convertible into known amounts of cash and subject to an insignificant risk of changes in value.
3.2.10 Financial instruments
3.2.10.1 Classification
Financial instruments are classified based on the purpose for which the financial instruments were acquired, as set forth below:
(i)Amortized cost;
(i)Fair value through other comprehensive income; and
(i)Fair value through profit or loss.
Regular purchases and sales of financial assets are recognized on the trade date, meaning the date on which the Company commits to purchase or sell the asset. Financial instruments are derecognized when the rights to receive cash flow from the investments have expired or have been transferred, substantially, all of the risks and rewards of ownership.
3.2.10.1.1 Financial instruments measured at amortized cost
Financial instruments held by the Company: (i) in order to receive their contractual cash flow and not to sell to realize a profit or loss; and (ii) whose contractual terms give rise, on specified dates, to cash flow that exclusively represents payments of principal and interest on the principal amount outstanding. Any changes are recognized under financial income (expenses) in the income statement.
It includes the balance of cash and cash equivalents, trade accounts receivable, dividends receivable and other assets, classified as financial assets and the balances of suppliers, loans, financing and debentures, lease payables, accounts payable for the acquisition of assets and subsidiaries, , dividends and interest on own capital payable and other liabilities, all of which are classified as financial liabilities.
3.2.10.1.2 Financial instruments at fair value through other comprehensive income
Financial instruments at fair value through other comprehensive income are financial assets held by the Company: (i) either to receive their contractual cash flow through sale with the realization of a profit or loss; and (ii) whose contractual terms give rise, on specified dates, to cash flows constituting, exclusively, repayments of principal and interest on the principal amount outstanding. In addition, this category includes investments in equity instruments where, upon initial recognition, the Company elected to present subsequent changes in its fair value within other comprehensive income. Any changes are recognized under net financial income (expenses) in the income statement, except for the fair value of investments in equity instruments, which are recognized in other comprehensive income.
Includes the balance presented in Note 14.1 as other investments evaluated at fair value through other comprehensive income.
3.2.10.1.3 Financial instruments at fair value through profit or loss
Financial instruments at fair value through profit or loss are either designated in this category or not classified in any of the other categories. Any changes are recognized within financial income (expenses) in the income statement for non-derivative financial instruments and for financial derivative instruments within income from derivative financial instruments.
This category includes the balance of marketable securities, classified as financial assets financial and derivative financial instruments, including embedded derivatives, stock options, classified as financial assets and liabilities.
3.2.10.2 Impairment of financial assets
3.2.10.2.1 Financial instruments measured at amortized cost
Annually, the Company assesses whether there is evidence that a financial asset is impaired. A financial is impaired only if there is evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset, and that loss event has an impact on the estimated future cash flow of the financial asset that can be estimated reliably.
The criteria the Company uses to determine whether there is evidence of an impairment loss includes:
(i)Significant financial difficulty of the issuer or debtor;
(ii)Defaults on or late payment of interest or principal under the agreement;
(iii)Where the Company, for economic or legal reasons relating to the borrower's financial difficulty, grants to the borrower a concession that a lender would not otherwise consider;
(iv)It becomes probable that the borrower will enter bankruptcy or other financial reorganization;
(v)The disappearance of an active market for that financial asset because of financial difficulties; and
(vi)Observable data indicating a measurable decrease in the estimated future cash flow from a portfolio of financial assets after the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio.
The amount of an impairment loss is measured at the difference between the carrying amount of the asset and the present value of estimated future cash flows, discounted at the financial asset's original effective interest rate. If the financial asset is impaired, the carrying amount of the asset is reduced and a loss is recognized in the income statement.
If, in a subsequent remeasurement, if there is an improvement in the asset rating, such as an improvement in the debtor's credit rating, the reversal of the previously recognized impairment loss is recognized in the income statement.
3.2.10.2.2 Financial assets at fair value through other comprehensive income
The Company periodically evaluates, when measuring fair value, whether there is evidence that a financial asset is impaired.
For such financial assets, a significant or prolonged decrease in the fair value of the security below its cost is evidence that the assets are impaired. If any such evidence exists, an impairment loss measured at the difference between the acquisition cost and the current fair value, less any loss previously recognized in other comprehensive income, shall be recognized in the income statement.
3.2.11 Derivative financial instruments and hedging activities
Derivative financial instruments are recognized at fair value on the date on which the derivative agreement is entered into and are subsequently remeasured at fair value. Changes in fair value are recorded within the results of derivative financial instruments in the income statement.
Embedded derivatives in non-derivative main contracts are required to be separated when their risks and characteristics are not closely related to those of the respective main contracts, and these are not measured at fair value through profit or loss.
Non-option embedded derivatives are separated from the respective main contracts in accordance with the stated or implied substantive terms, so they have a zero fair value upon initial recognition.
3.2.12 Trade accounts receivable
These are recorded at their invoiced amounts, in the normal course of the Company´s business, adjusted for exchange rate variations where denominated in foreign currency and, if applicable, net of expected credit losses.
The Company applies an aging-based provision matrix with appropriate groupings for its portfolio. When necessary, based on individual analyses, the provision for expected losses is supplemented.
The Company examines the maturity of receivables on a monthly basis and identifies those customers with overdue balances, assessing the specific situation of each client, including the risk of loss, the existence of contracted insurance, letters of credit, collateral and the customer’s financial situation. In the event of default, collection attempts are made, which include direct contact with customers and collection efforts through third parties. Should these efforts prove unsuccessful, legal measures are considered, and expected credit losses are recognized. The notes are written off from the credit expected loss when Management considers that they are not recoverable after taking all appropriate measures to collect them.
3.2.13 Inventories
These are evaluated at the average acquisition or formation cost of the finished products, net of recoverable taxes, not exceeding their net realizable value.
Finished products and work-in-process consist of raw materials, direct labor, production costs, freight, storage and general production expenses, which are related to the processes required to make the products available for sale.
Imports in transit are presented at the cost incurred up to the balance sheet date.
Raw materials derived from biological assets are measured based on their fair value, less costs to sell at the point of harvest and freight costs.
Provisions for obsolescence, adjustments to net realizable value, impaired items and slow-moving inventories are recorded when necessary. Usual production losses are recorded and are an integral part of the production costs for the respective month, whereas unusual losses, if any, are recorded directly as part of cost of sales.
3.2.14 Non-current assets held for sale
These are measured at their carrying amount or fair value less costs to sell, whichever is lower, and are not depreciated or amortized. Such items are only classified in this account when the sale is highly probable and the assets are available for immediate sale in their current condition.
3.2.15 Biological assets
The biological assets for production (mature and immature forests) are reforested eucalyptus forests, with a formation cycle between planting and harvest from 6 to 7 years, measured at fair value. Depletion is measured based on the amount of biological assets depleted (harvested) and measured at fair value at the time of harvest.
For the determination of the fair value, the income approach technique was applied, using the discounted cash flow model, according to the projected productivity cycle for these assets. The assumptions used to measure the fair value are reviewed every six months, as the Company considers that this interval is sufficient to ensure no significant gaps in the fair value balance of biological assets booked. Significant assumptions are presented in Note 13.
The gain or loss on the assessment of fair value is recognized in operating income (expenses), net.
Biological assets in the process of formation under the age of 2 (two) years are recorded for at their formation cost. Areas of permanent environmental preservation are not recorded, because these are not characterized as biological assets, and are not included in the measurement at fair value.
3.2.16 Property, plant and equipment
Stated at their cost of acquisition, formation, construction or dismantling, net of recoverable taxes. This cost is deducted from the accumulated depreciation and accumulated impairment losses, when incurred, at the higher of the value in use or the proceeds from sale less cost to sell. The borrowing costs are capitalized as a component of construction in progress, at the weighted average rate of the Company’s debt at the capitalization date, adjusted for the equalization of exchange rate effects.
Depreciation is recognized based on the estimated economic useful life of each asset on a straight-line basis. The estimated useful lives, residual values and depreciation methods are reviewed annually, and the effects of any changes in estimates are accounted for prospectively. Land is not depreciated.
The Company performs an annual analysis of impairment indicators of property, plant and equipment. Impairment for losses on property, plant and equipment are only recognized if the related cash-generating unit is devalued, or if the asset’s recoverable amount is less than its carrying amount. The recoverable amount of the asset or cash-generating unit is the higher of its value in use, and its fair value less costs to sell.
The cost of major renovations is capitalized if the future economic benefits exceed the performance standards initially estimated for the asset and are then depreciated over the remaining useful life of the related asset.
Repairs and maintenance are expensed as incurred.
Gains and losses on disposals of property, plant and equipment are measured by comparing the proceeds with the book value and are recognized as other operating income (expenses), net, at the disposal date.
3.2.17 Leases
A contract is, or contains, a lease if the right to control the use of an identified asset for a period of time is transferred in exchange for consideration, for which it is necessary to assess whether:
(i)The contract involves the use of an identifiable asset, which may be explicit or implicit, and may be physically distinct or represent almost the entire capacity of a physically distinct asset. If the supplier has a substantial right to replace the asset, then the asset is not identified;
(ii)The Company has the right to obtain substantially all the economic benefits from the use of the asset during the contract period; and
(iii)The Company has the right to direct the use of the asset, meaning the Company has the right to decide to change how and for what purpose the asset is used, if:
•It has the right to operate the asset, or
•It designed the asset, in a way that predetermines how and for what purpose it will be used.
At the beginning of the contract, the Company recognizes a right-of-use asset and a lease liability that represents the obligation to make payments related to the asset underlying the lease.
The right-to-use asset is initially measured at cost, which includes the initial amount of the lease liability adjusted for any payments made up to the contract start date, plus any direct initial costs incurred, and estimated costs of disassembly, removal, or restoration of the asset in the place where it is located, less any incentives received.
The right-to-use asset is subsequently depreciated using the straight-line method from the start date to the end of the useful life of the right to use, or the end of the lease term, whichever is shorter. Except for land agreements that are automatically extended for the same period through a notification to the lessor, other agreements are not allowed automatic renewals for an indefinite period, since both parties have the right to terminate the agreements.
The lease liability is initially measured at the present value of the payments not made, less the incremental loan rate.
The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change:
(i)In future payments resulting from a change in index or rate;
(ii)In the estimate of the expected amount to be paid, at the guaranteed residual value; or
(iii)In the assessment of whether the Company will exercise the purchase option, extension or termination.
When the lease liability is remeasured, the corresponding adjustment amount is recorded in the book value of the right-of-use asset, or in the statement of profit and loss, if the book value of the right-of-use asset has been reduced to zero.
The Company does not have lease agreements with clauses imposing:
(i)Variable payments that are based on the performance of the leased assets;
(ii)Guarantees of residual value; and
(iii)Restrictions, such as, for example, an obligation to maintain financial ratios.
Short-term or low-value contracts which are exempt from these standards are contracts where the individual value of the assets is lower than US$5, and for which the maturity date is shorter than 12 months, are expensed as incurred.
3.2.18 Intangible assets
These are measured at cost at the time when they are initially recognized. The cost of intangible assets acquired during a business combination corresponds to the fair value at the acquisition date. After initial recognition, intangible assets are presented at cost less accumulated amortization and impairment losses, when applicable.
The useful life of intangible assets are assessed as finite or indefinite.
Intangible assets with a finite life are amortized over the economically useful lives and reviewed for impairment whenever there is an indication that their carrying values may be impaired. The amortization period and method for intangible assets with finite useful lives are reviewed at least at the end of each fiscal year. The amortization of intangible assets with finite useful lives is recognized in the statement of income as an expense related to its use, and in line with the economically useful life of the intangible asset.
Intangible assets with indefinite useful lives are not amortized, but are tested annually for impairment losses, individually or at the CGU level. The allocation is made to the CGU or group of CGUs that represents the lowest level within the entity for which goodwill is monitored for management's internal purposes, that has benefited from the business combination. The Company mainly records in this subgroup goodwill for expected future profitability (goodwill) and easement of passage.
This testing involved the adoption of assumptions and judgments, disclosed in Note 16.
3.2.19 Current and deferred income tax and social contribution and uncertainty over income tax treatments (IFRIC 23)
Income taxes include income tax and social contribution on net income, current and deferred. These taxes are recognized in the income statement, except to the extent that they relate to items recognized directly in equity. In this case, they are recognized in equity under other reserves.
The current charge is calculated based on the tax laws enacted in the countries in which the Company and its subsidiaries and affiliates operate and generate taxable income. Management periodically evaluates the positions assumed in the income tax returns with respect to situations in which the applicable tax regulations give rise to interpretations and establishes provisions, when appropriate, based on the amounts that must be paid to the tax authorities.
Deferred tax and contribution liabilities are recognized on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred taxes and contributions are determined based on the rates in force on the balance sheet date, and which must be applied when they are realized or settled.
Deferred tax assets and contributions are recognized to the extent that it is probable that future taxable profits will be available for use to offset temporary differences, based on the projections of future results prepared and based on internal assumptions and future economic scenarios that may, therefore, undergo changes.
The projection for the realization of deferred tax assets was prepared based on Management's estimates that are based on significant judgments and assumptions relating to net average pulp and paper prices, and the transfer prices with the subsidiaries based in Austria. However, there are other assumptions that are not under the control of the Company, such as inflation rates, exchange rates, pulp prices in the international market, and other economic uncertainties in Brazil, which mean that future results may differ from those considered in the preparation of the consolidated projection.
Deferred income tax and social contribution are recognized on temporary differences arising from investments in subsidiaries and associates, except when the timing of the reversal of temporary differences is controlled by the Company, and if it is probable that the temporary differences will not be reversed in the foreseeable future.
Deferred tax and contribution assets and liabilities are offset and presented at their net amounts in the balance sheet whenever they are related to the same legal entity and the same tax authority.
3.2.20 Trade accounts payable and supplier finance arrangement
Corresponds to the obligations payable for goods or services acquired in the normal course of the Company´s business, recognized at fair value and subsequently measured at amortized cost using the effective interest rate method, adjusted to present value, plus exchange rate variations when denominated in foreign currency.
Supplier finance arrangements are made available for suppliers to anticipate receivables related to the Company's routine purchases. In this transaction, financial institutions pay suppliers who opted for early receipt in exchange for a discount and, when agreed upon between financial institutions and suppliers (the decision to adhere to this transaction is exclusive to the suppliers), the Company pays the financial institutions the total nominal amount of the original obligation on the original payment date. Therefore, these transactions do not change the amounts, nature and timing of the liabilities (including terms, prices and conditions previously agreed upon) and do not affect the Company with the financial charges charged by financial institutions. Additionally, payments made by the Company are directly related to supplier invoices and do not change cash flows. Accordingly, the Company continues to recognize suppliers who opted for drawdown risk in operating activities in the statements of cash flows.
3.2.21 Loans, financing and debentures
Loans and financing are initially recognized at fair value, net of costs incurred in the transaction, and are subsequently stated at amortized cost. Any difference between the amounts raised and settled is recognized in the statement of income during the period in which the loans and financing are outstanding, using the effective tax rate method.
General or specific borrowing costs, directly attributable to the acquisition, construction or production of a qualifying asset, are capitalized as a part of the cost of that asset when it is probable that they will provide future economic benefits for the entity, and that such cost can be measured with reliability. The Company does not have specific loans to obtain qualifying assets. Other loan costs are recognized as expenses in the period during which they are incurred.
3.2.22 Provisions, contingent assets and liabilities
Contingent assets are not recorded. Recognition is only performed when there are guarantees or favorable judicial decisions and the amounts of these can be measured reliably. Contingent assets for which such conditions are not met are only disclosed in the notes to the financial statements when their amounts are material.
Provisions are made to the extent that the Company expects that is probable that it will disburse cash, and the amount can be reliably estimated. Tax, civil, environmental and labor proceedings are accrued when losses are assessed as probable, and the amounts involved can be measured reliably, being recorded net of judicial deposits, under “provisions for judicial liabilities”. When the expectation of loss is possible, a description of the processes and amounts involved is disclosed in the notes to the financial statements. Contingent liabilities assessed as representing remote losses are neither accrued nor disclosed.
Contingent liabilities arising from business combinations are recognized if they arise from a present obligation as a result of from past events, and if their fair values can be measured reliably, and are subsequently measured at the higher of:
(i)The amount that would be recognized in accordance with the accounting policy for the provisions above that comply with IAS 37; or
(ii)The amount initially recognized less, where appropriate, revenue recognized in accordance with the accounting treatment of revenue from customer contracts under IFRS 15.
Principal and penalties amounts related to Tax, civil, environmental and labor proceedings are under other operating income and expenses and the interest is recognized in the net financial result.
The realization of provisions for judicial liabilities and contingent liabilities arising from business combinations, with possible and remote probability of loss, are recognized under other operating income and expenses or cash depending on the court decision.
3.2.23 Asset retirement obligations
These primarily relate to future costs for the decommissioning of industrial landfill sites and related assets. A provision is recorded as a long-term obligation within property, plant and equipment. The provision and the corresponding property, plant and equipment are initially recorded at fair value, based on the present value of the estimated cash flow for future cash payments discounted at an adjusted risk-free rate. The long-term obligation accrues interest using a long-term discount rate, recognized under other liabilities. Property, plant and equipment are depreciated on a straight-line basis over the useful life of the principal, against cost of sales in the income statement.
3.2.24 Share based payments
The Company’s executives and managers receive their compensation partially through share-based payment plans to be settled in cash and shares, or alternatively in cash only.
Plan-related expenses are recognized in the income statement as a corresponding entry within financial liabilities during the vesting period when the services will be rendered. The financial liability is measured at its fair value on every balance sheet date, and its variations are recorded in the income statement as administrative expenses.
At the option exercise date, if such options are exercised by the executive in order to receive shares in the Company, financial liabilities are reclassified under stock options granted in shareholders’ equity. In the case of options exercised in cash, the Company settles the related financial liability in favor of the Company’s executives.
3.2.25 Employee benefits
The Company offers benefits through a supplementary contribution plan to all employees, as well as medical assistance and life insurance for a determined group of former employees, and for the latter two benefits an annual actuarial appraisal is prepared by an independent actuary, and are reviewed by Management. The respective impact is recognized in employee benefit plans.
Actuarial gains and losses are recognized in other reserves when incurred. The interest incurred, resulting from changes in the present value of the actuarial liability, is recorded in the income statement within financial expenses.
3.2.26 Other assets and liabilities, current and non-current
Assets are recognized only when it is probable that the economic benefit associated with the transaction will flow to the entity, and its cost or value can be measured reliably.
A liability is recognized when the Company has a legal or constructive obligation arising from a past event, and it is probable that an economic resource will be required to settle this liability.
3.2.27 Government grants and assistance
Government grants and assistance are recognized at fair value when it is reasonably certain that the conditions established by the granting Governmental Authority were observed, and that these subsidies will be obtained. These are recorded as deductions expenses in the income statement for the period of enjoyment of the benefit, and subsequently allocated to the tax incentives reserve under shareholders’ equity, when applicable.
3.2.28 Dividends and interest on own capital
The distribution of dividends or interest on own capital is recognized as a liability, calculated based on the Corporate Law, the bylaws and the Company's Dividend Policy, which establishes that the minimum annual dividend is the lower of: (i) 25% of adjusted net income, or (ii) 10% the consolidated operating cash flow for the year, provided they are declared before the end of the year. Any portion in excess of the minimum mandatory dividends, if declared after the balance sheet date, must be recorded as part of the additional dividends proposed in shareholders' equity, until approved by the shareholders at a General Meeting. After approval, the reclassification to current liabilities is made.
The tax benefit of interest on own capital is recognized in the income statement under income tax.
3.2.29 Share capital
Common shares are classified in shareholders’ equity. Incremental costs directly attributable to a public offer are stated in shareholders’ equity as a deduction from the amount raised, net of taxes.
3.2.30 Revenue recognition
Revenue from contracts with customers is recognized at the time when control of the products is transferred to customers, represented by the ability to determine the use of products and obtain substantially all the remaining benefits from the products.
The Company follows the five-step model: (i) identification of contracts with customers; (ii) identification of performance obligations under the contracts; (iii) determining the transaction price; (iv) allocation of the transaction price to the performance obligations provided for in the contracts; and (v) recognition of revenue when the performance obligations have been met.
For the Pulp operating segment, revenue recognition occurs when control is transferred to the buyer who assumes the remaining benefits of the asset and is based on the parameters provided by: (i) International Commercial Terms (“Incoterms”), when destined for the foreign market; and (ii) lead times, when destined for the internal market.
For the operating segment Paper and Consumer Goods, revenue recognition occurs when control is transferred to the buyer who assumes the remaining benefits of the asset and is based on the parameters provided by: (i) the corresponding International Commercial Terms (“Incoterms”); and (ii) lead times, when destined for the external and internal markets.
Revenue is measured at the fair value of the consideration received or receivable, net of taxes, returns, rebates and discounts, and recognized in accordance with the accrual basis of accounting, when the amount can be reliably measured.
Accumulated experience is used to estimate and provide for rebates and discounts, using the expected value method, and revenue is only recognized to the extent that it is highly unlikely that a significant reversal will occur. A provision for reimbursement (included in trade accounts receivable) is recognized for expected rebates and discounts payable to customers in relation to sales made until the end of the reporting period. No significant element of financing is deemed to be present, as sales are made with short credit terms.
3.2.31 Financial income and expenses
Includes interest income on financial assets, at the effective interest rate, which includes the amortization of funding raising costs, gains and losses on derivative financial instruments, interest on loans and financing, exchange variations on loans and financing and other assets and financial liabilities and monetary variations on other assets and liabilities. Interest income and expenses are recognized in the statement of income using the effective interest method.
3.2.32 Earnings (losses) per share
Basic earnings (losses) per share are calculated by dividing the net profit (loss) attributable to the holders of ordinary shares of the Company to the weighted average number of ordinary shares during the year.
Diluted earnings per share are calculated by dividing the net profit attributable to the holders of ordinary shares of the Company by the weighted average number of ordinary shares during the year, plus the weighted average number of ordinary shares that would be issued when converting all potential dilutive ordinary shares into ordinary shares.
3.2.33 Employee and management profit sharing
Employees are entitled to profit sharing based on certain goals agreed annually. For the Administrators, the statutory provisions proposed by the Board of Directors and approved by the shareholders are used as a basis. Provisions for participation are recognized in the payroll and charges against to administrative expenses during the period in which the targets are attained.
3.2.34 Material accounting judgments, estimates and assumptions
As disclosed in Note 2, Management used judgments, estimates and accounting assumptions regarding the future, uncertainty in which may lead to results that require significant adjustments to the book values of certain assets, liabilities, income and expenses in future years, are presented below:
•Control, significant influence and consolidation (Note 1.1);
•Share-based payment transactions (Note 22);
•Transfers to control for revenue recognition (Note 27);
•Fair value of financial instruments (Note 4);
•Annual analysis of the impairment of non-financial assets (Notes 15 and 16);
•Expected credit losses in the accounts receivable (Note 7);
•Net realizable value provision for inventory (Note 8);
•Annual analyses of the recoverability of taxes (Notes 9 and 12);
•Fair value of biological assets (Note 13);
•Useful lives of property, plant and equipment and intangible assets with defined useful life (Notes 15 and 16);
•Annual analysis recoverable amount of goodwill (Note 16);
•Leases (Note 19);
•Provision for legal liabilities (Note 20); and
•Pension and post-employment plans (Note 21).
The Company reviews the estimates and underlying assumptions used in its accounting estimates on an annual basis. Revisions to the accounting estimates are recognized in the period during which the estimates are revised.
3.3 Accounting policies not yet adopted
The new and changed standards and interpretations issued, but not yet adopted up to December 31, 2024, are described below. The Company intends to adopt these new standards, changes and interpretations, if applicable, when they come into force, and does not expect them to have a material impact on the financial statements except for the IFRS 18 as disclosed below.
3.3.1 Amendments to IAS 21: Absence of interchangeability (applicable for annual on/or after January 1, 2025)
The changes will create requirements for the entity to apply a consistent approach to assessing whether a currency is exchangeable for another currency and, when it is not, to determining the appropriate exchange rate to use and the disclosures to be made.
In this context, exchangeability is considered non-existent when, for a given purpose, the entity is unable to obtain more than an insignificant amount of foreign currency. To this end, the entity evaluates:
(i)the timeliness of obtaining foreign currency;
(ii)the practical ability (and not the intention) to obtain foreign currency; It is
(iii)the available markets or exchange mechanisms that create enforceable rights and obligations.
3.3.2 Amendment to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments (applicable for annual on/or after January 1, 2026)
On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:
•clarify the date of recognition and derecognition of some financial assets and liabilities,with a new exception for some financial liabilities settled through an electronic cash transfer system;
•clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
•add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and
•update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
3.3.3 IFRS 18 Presentation and Disclosure in Financial Statements (applicable for annual on/or after January 1, 2027)
IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.
Management is currently assessing the detailed implications of applying the new standard on the Company’s consolidated financial statements. From the high-level preliminary assessment performed, the following potential impacts have been identified:
(i) Although the adoption of IFRS 18 will have no impact on the Company’s net profit, the Company expects that grouping items of income and expenses in the statement of profit or loss into the new categories will impact how operating profit is calculated and reported. From the high-level impact assessment that the Company has performed, the following items might potentially impact operating profit:
▪Foreign exchange differences currently aggregated in the line item ‘other income and other gains/(losses) – net’ in operating profit might need to be disaggregated, with some foreign exchange gains or losses presented below operating profit.
▪IFRS 18 has specific requirements on the category in which derivative gains or losses are recognised – which is the same category as the income and expenses affected by the risk that the derivative is used to manage. Although the Company currently recognises some gains or losses in operating profit and others in finance costs, there might be a change to where these gains or losses are recognised, and the Company is currently evaluating the need for change.
(ii) The line items presented on the primary financial statements might change as a result of the application of the concept of ‘useful structured summary’ and the enhanced principles on aggregation and disaggregation. In addition, since goodwill will be required to be separately presented in the statement of financial position, the Company will disaggregate goodwill and other intangible assets and present them separately in the statement of financial position.
(iii) The Company does not expect there to be a significant change in the information that is currently disclosed in the notes because the requirement to disclose material information remains unchanged; however, the way in which the information is grouped might change as a result of the aggregation/disaggregation principles. In addition, there will be significant new disclosures required for:
▪management-defined performance measures;
▪a break-down of the nature of expenses for line items presented by function in the operating category of the statement of profit or loss – this break-down is only required for certain nature expenses; and
▪for the first annual period of application of IFRS 18, a reconciliation for each line item in the statement of profit or loss between the restated amounts presented by applying IFRS 18 and the amounts previously presented applying IAS 1.
(iv) From a cash flow statement perspective, there will be changes to how interest received and interest paid are presented. Interest paid will be presented as financing cash flows and interest received as investing cash flows, which is a change from current presentation as part of operating cash flows.
The Company will apply the new standard from its mandatory effective date of 1 January 2027. Retrospective application is required, and so the comparative information for the financial year ending 31 December 2026 will be restated in accordance with IFRS 18.
3.3.4 IFRS 19 Subsidiaries without Public Accountability: Disclosures (applicable for annual on/or after January 1, 2027)
Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.